Equity dividends - Ordinary dividends paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends
Ordinary dividends paid	£ 983	£ 920	£ 880